================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ___________
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Absolute Return Investors, L.P.*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-12301

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jonathan Goodman
Title: Managing member of Absolute Return Investors, LLC,
       which is the general partner of Absolute Return Investors, L.P.
Phone: 617-516-2000

Signature, Place, and Date of Signing:

  /s/ Jonathan Goodman           Boston, MA                  8/14/2012
------------------------  ------------------------  ------------------------
       [Signature]             [City, State]                  [Date]

* The report on Form 13F for the period ended June 30, 2012 for Absolute Return Investors, L.P. ("ARI-LP") is being filed by Absolute Return Capital, LLC. Jonathan Goodman is the managing member of Absolute Return Capital, LLC, and is also the managing member of Absolute Return Investors, LLC, which is the general partner of Absolute Return Capital Partners, L.P.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number     Name
--------------------     ----
28-14549                 Absolute Return Capital, LLC
28-12300                 Absolute Return Investors, LLC

================================================================================